CURRENT PURCHASING POWER (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Current Purchasing Power [Abstract]
Gain on net monetary position	$ 3,178	$ 1,725	$ 2,256